Note 7 - Fair Value Measurements - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
US Treasury Note [Member]
Available-for-sale marketable securities			$ 13,959
Fair Value, Inputs, Level 1 [Member] | US Treasury Note [Member]
Available-for-sale marketable securities			13,959
Fair Value, Inputs, Level 2 [Member] | US Treasury Note [Member]
Available-for-sale marketable securities
Fair Value, Inputs, Level 3 [Member] | US Treasury Note [Member]
Available-for-sale marketable securities
Fair Value, Recurring [Member]
Total Assets	$ 15,596	$ 20,049	20,080
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total Assets	15,596	20,049	20,080
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total Assets
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total Assets
Fair Value, Recurring [Member] | Money Market Funds [Member]
Cash equivalents	15,596	1,819	103
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	15,596	1,819	103
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Fair Value, Recurring [Member] | US Treasury Securities [Member]
Cash equivalents		18,230	6,018
Fair Value, Recurring [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents		18,230	6,018
Fair Value, Recurring [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Fair Value, Recurring [Member] | US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents